Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2013
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements
LIN Television, a 100% owned subsidiary of LIN LLC, is the primary obligor of our senior secured credit facility, our 8 3/8% Senior Notes and our 6 3/8% Senior Notes, which are further described in Note 7 — “ Debt”. LIN LLC fully and unconditionally guarantees all of LIN Television’s debt on a joint-and-several basis. Additionally, all of the consolidated 100% owned subsidiaries of LIN Television fully and unconditionally guarantee LIN Television’s senior secured credit facility, our 8 3/8% Senior Notes and our 6 3/8% Senior Notes on a joint-and-several basis, subject to customary release provisions. There are certain contractual restrictions on LIN Television’s ability to obtain funds in the form of dividends or loans from the non-guarantor subsidiaries.
The following condensed consolidating financial statements present the consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive income and consolidated statements of cash flows of LIN LLC, LIN Television, as the issuer, the guarantor subsidiaries, and the non-guarantor subsidiaries of LIN Television and the elimination entries necessary to consolidate or combine the issuer with the guarantor and non-guarantor subsidiaries. These statements are presented in accordance with the disclosure requirements under SEC Regulation S-X Rule 3-10.
The condensed consolidating balance sheet as of December 31, 2012, has been revised to correct certain immaterial errors relating to intercompany balances. The revisions comprise a $4.3 million decrease in advances to subsidiaries lines in the LIN Television and the Guarantor Subsidiaries columns, a $4.3 million decrease in intercompany liabilities in the LIN Television and Non-Guarantor Subsidiaries columns, a $4.3 million decrease in the Total Shareholders’ (deficit) equity line of the Guarantor column, and a $4.3 million increase in the Total Shareholders’ (deficit) equity line of the Non-Guarantor column.
Condensed Consolidating Balance Sheet
As of December 31, 2013
(in thousands)

	LIN Media LLC	LIN Television Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	LIN Media LLC Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$10,313	$3	$2,209	$—	$12,525
Accounts receivable, net	—	88,905	39,416	16,988	—	145,309
Deferred income tax assets	—	5,818	1,080	—	—	6,898
Other current assets	—	12,264	1,049	1,888	—	15,201
Total current assets	—	117,300	41,548	21,085	—	179,933
Property and equipment, net	—	180,480	35,752	4,846	—	221,078
Deferred financing costs	—	16,357	—	91	—	16,448
Goodwill	—	169,492	18,518	15,518	—	203,528
Broadcast licenses, net	—	—	493,814	42,701	—	536,515
Other intangible assets, net	—	31,303	1,840	13,906	—	47,049
Advances to consolidated subsidiaries	1,900	7,764	968,728	—	(978,392)	—
Investment in consolidated subsidiaries	87,227	1,534,600	—	—	(1,621,827)	—
Other assets	—	52,778	2,688	1,276	(44,443)	12,299
Total assets	$89,127	$2,110,074	$1,562,888	$99,423	$(2,644,662)	$1,216,850
LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY
Current liabilities:
Current portion of long-term debt	$—	$16,112	$—	$1,252	$—	$17,364
Accounts payable	—	4,185	5,339	4,478	—	14,002
Income taxes payable	—	749	671	—	—	1,420
Accrued expenses	—	42,570	6,254	2,872	—	51,696
Program obligations	—	4,711	1,013	1,303	—	7,027
Total current liabilities	—	68,327	13,277	9,905	—	91,509
Long-term debt, excluding current portion	—	924,223	—	3,105	—	927,328
Deferred income tax liabilities	—	30,013	33,824	849	—	64,686
Program obligations	—	2,505	217	1,424	—	4,146
Intercompany liabilities	—	970,628	—	7,764	(978,392)	—
Other liabilities	—	27,151	58	44,443	(44,443)	27,209
Total liabilities	—	2,022,847	47,376	67,490	(1,022,835)	1,114,878
Redeemable noncontrolling interest	—	—	—	12,845	—	12,845
Total shareholders' equity (deficit)	89,127	87,227	1,515,512	19,088	(1,621,827)	89,127
Total liabilities, redeemable noncontrolling interest and shareholders' equity (deficit)	$89,127	$2,110,074	$1,562,888	$99,423	$(2,644,662)	$1,216,850
Condensed Consolidating Balance Sheet
As of December 31, 2012
(in thousands)

	LIN Media LLC	LIN Television Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	LIN Media LLC Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$44,625	$573	$1,109	$—	$46,307
Accounts receivable, net	—	87,103	31,144	7,903	—	126,150
Deferred income tax assets	—	67,412	—	97	(67,509)	—
Other current assets	—	4,850	554	1,459	—	6,863
Total current assets	—	203,990	32,271	10,568	(67,509)	179,320
Property and equipment, net	—	197,125	39,534	4,832	—	241,491
Deferred financing costs	—	19,020	—	115	—	19,135
Goodwill	—	169,492	18,518	4,504	—	192,514
Broadcast licenses, net	—	—	493,814	42,701	—	536,515
Other intangible assets, net	—	48,897	2,775	7,882	—	59,554
Advances to consolidated subsidiaries	—	6,746	1,345,971	—	(1,352,717)	—
Investment in consolidated subsidiaries	—	1,554,903	—	—	(1,554,903)	—
Other assets	—	53,987	2,552	1,626	(45,280)	12,885
Total assets	$—	$2,254,160	$1,935,435	$72,228	$(3,020,409)	$1,241,414
LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' DEFICIT
Current liabilities:
Current portion of long-term debt	$—	$9,243	$—	$1,513	$—	$10,756
Accounts payable	—	14,335	3,385	1,235	—	18,955
Income taxes payable	—	372	394	—	—	766
Accrued expenses	—	37,020	115,605	621	—	153,246
Deferred income tax liabilities	—	—	235,728	—	(67,509)	168,219
Program obligations	—	7,479	1,106	2,185	—	10,770
Total current liabilities	—	68,449	356,218	5,554	(67,509)	362,712
Long-term debt, excluding current portion	—	875,512	—	3,959	—	879,471
Deferred income tax liabilities	—	10,910	29,000	646	—	40,556
Program obligations	—	2,222	92	1,967	—	4,281
Intercompany liabilities	—	1,345,971	3,842	2,904	(1,352,717)	—
Accumulated losses in excess of investment in consolidated subsidiaries	91,564	—	—	—	(91,564)	—
Other liabilities	—	42,660	56	45,280	(45,280)	42,716
Total liabilities	91,564	2,345,724	389,208	60,310	(1,557,070)	1,329,736
Redeemable noncontrolling interest	—	—	—	3,242	—	3,242
Total shareholders' (deficit) equity	(91,564)	(91,564)	1,546,227	8,676	(1,463,339)	(91,564)
Total liabilities, redeemable noncontrolling interest and shareholders' equity (deficit)	$—	$2,254,160	$1,935,435	$72,228	$(3,020,409)	$1,241,414
Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2013
(in thousands)

	LIN Media LLC	LIN Television Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	LIN Media LLC Consolidated
Net revenues	$—	$428,806	$181,678	$55,850	$(13,971)	$652,363
Operating expenses:
Direct operating	—	145,176	76,275	37,295	(7,668)	251,078
Selling, general and administrative	—	109,679	40,934	12,516	(579)	162,550
Amortization of program rights	—	21,452	5,690	2,100	—	29,242
Corporate	709	40,668	—	—	—	41,377
Depreciation	—	38,306	7,256	1,292	—	46,854
Amortization of intangible assets	—	17,594	935	4,297	—	22,826
Restructuring	—	3,633	—	262	—	3,895
Contract termination costs	—	3,887	—	—	—	3,887
Loss from asset dispositions	—	705	5	—	—	710
Operating (loss) income	(709)	47,706	50,583	(1,912)	(5,724)	89,944
Other (income) expense:
Interest expense, net	—	56,386	—	221	—	56,607
Share of loss in equity investments	—	56	—	—	—	56
Intercompany (income) expense	(20)	27,947	(28,243)	316	—	—
Other, net		2,097	—	3	—	2,100
Total other (income) expense, net	(20)	86,486	(28,243)	540	—	58,763
(Loss) income from continuing operations before taxes and equity in (loss) income from operations of consolidated subsidiaries	(689)	(38,780)	78,826	(2,452)	(5,724)	31,181
(Benefit from) provision for income taxes	—	(155,975)	31,530	(975)	—	(125,420)
Net (loss) income from continuing operations	(689)	117,195	47,296	(1,477)	(5,724)	156,601
Equity in income (loss) from operations of consolidated subsidiaries	158,802	41,607	—	—	(200,409)	—
Net income (loss)	158,113	158,802	47,296	(1,477)	(206,133)	156,601
Net loss attributable to noncontrolling interests	—	—	—	(1,512)	—	(1,512)
Net income (loss) attributable to LIN Media LLC	$158,113	$158,802	$47,296	$35	$(206,133)	$158,113

Condensed Consolidating Statement of Comprehensive Income
For the Year Ended December 31, 2013
(in thousands)

	LIN Media LLC	LIN Television Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	LIN Media LLC Consolidated
Net income (loss)	$158,113	$158,802	$47,296	$(1,477)	$(206,133)	$156,601
Pension net gain, net of tax of $5,705	8,738	8,738	—	—	(8,738)	8,738
Amortization of pension net losses, net of tax of $734	1,120	1,120	—	—	(1,120)	1,120
Comprehensive income (loss)	167,971	168,660	47,296	(1,477)	(215,991)	166,459
Comprehensive loss attributable to noncontrolling interest	—	—	—	(1,512)	—	(1,512)
Comprehensive income (loss) attributable to LIN Media LLC	$167,971	$168,660	$47,296	$35	$(215,991)	$167,971

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2012
(in thousands)

	LIN Media LLC	LIN Television Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	LIN Media LLC Consolidated
Net revenues	$—	$369,779	$181,458	$9,571	$(7,346)	$553,462
Operating expenses:
Direct operating	—	96,504	62,352	5,201	(3,835)	160,222
Selling, general and administrative	—	85,638	37,917	2,152	(440)	125,267
Amortization of program rights	—	16,644	5,437	967	—	23,048
Corporate	—	30,357	3,889	—	—	34,246
Depreciation	—	24,061	7,635	453	—	32,149
Amortization of intangible assets	—	4,139	935	1,290	—	6,364
Restructuring	—	1,009	—	—	—	1,009
Loss (gain) from asset dispositions	—	111	(15)	—	—	96
Operating income (loss)	—	111,316	63,308	(492)	(3,071)	171,061
Other expense (income):
Interest expense, net	—	46,625	—	156	(98)	46,683
Share of loss in equity investments	—	153	98,156	—	—	98,309
Loss on extinguishment of debt	—	3,341	—	—	—	3,341
Intercompany fees and expenses	—	26,549	(26,548)	(1)	—	—
Other, net	—	237	—	—	—	237
Total other expense (income), net	—	76,905	71,608	155	(98)	148,570
Income (loss) from continuing operations before taxes and equity in (loss) income from operations of consolidated subsidiaries	—	34,411	(8,300)	(647)	(2,973)	22,491
Provision for (benefit from) income taxes	—	44,298	(3,320)	(515)	—	40,463
Net loss from continuing operations	—	(9,887)	(4,980)	(132)	(2,973)	(17,972)
Loss from discontinued operations, net	—	(251)	(744)	—	(23)	(1,018)
(Loss) gain on the sale of discontinued operations, net	—	(289)	11,678	—	—	11,389
Equity in (loss) income from operations of consolidated subsidiaries	(7,045)	3,382	—	—	3,663	—
Net (loss) income	(7,045)	(7,045)	5,954	(132)	667	(7,601)
Net loss attributable to noncontrolling interests	—	—	—	(556)	—	(556)
Net (loss) income attributable to LIN Media LLC	$(7,045)	$(7,045)	$5,954	$424	$667	$(7,045)

Condensed Consolidating Statement of Comprehensive Loss
For the Year Ended December 31, 2012
(in thousands)

	LIN Media LLC	LIN Television Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	LIN Media LLC Consolidated
Net (loss) income	$(7,045)	$(7,045)	$5,954	$(132)	$667	$(7,601)
Pension net gain, net of tax of $1,523	2,424	2,424	—	—	(2,424)	2,424
Amortization of pension net losses, net of tax of $609	969	969	—	—	(969)	969
Comprehensive (loss) income	(3,652)	(3,652)	5,954	(132)	(2,726)	(4,208)
Comprehensive loss attributable to noncontrolling interest	—	—	—	(556)	—	(556)
Comprehensive (loss) income attributable to LIN Media LLC	$(3,652)	$(3,652)	$5,954	$424	$(2,726)	$(3,652)

Condensed Consolidating Statement of Operations
For the Year Ended December 31, 2011
(in thousands)

	LIN Media LLC	LIN Television Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	LIN Media LLC Consolidated
Net revenues	$—	$263,958	$136,891	$1,745	$(2,591)	$400,003
Operating expenses:
Direct operating	—	78,492	53,877	604	(2,355)	130,618
Selling, general and administrative	—	69,018	34,825	491	(564)	103,770
Amortization of program rights	—	15,535	5,438	433	—	21,406
Corporate	—	24,838	1,643	—	—	26,481
Depreciation	—	19,169	7,030	47	—	26,246
Amortization of intangible assets	—	264	868	67	—	1,199
Restructuring	—	707	—	—	—	707
Loss from asset dispositions	—	351	121	—	—	472
Operating income	—	55,584	33,089	103	328	89,104
Other expense (income):
Interest expense, net	—	50,688	—	21	(3)	50,706
Share of loss in equity investments	—	260	4,697	—	—	4,957
Gain on derivative instruments	—	(1,960)	—	—	—	(1,960)
Loss on extinguishment of debt	—	1,694	—	—	—	1,694
Intercompany fees and expenses	—	57,931	(57,945)	14	—	—
Other, net	—	68	(4)	(13)	—	51
Total other expense (income), net	—	108,681	(53,252)	22	(3)	55,448
(Loss) income from continuing operations before taxes and equity in income (loss) from operations of consolidated subsidiaries	—	(53,097)	86,341	81	331	33,656
(Benefit from) provision for income taxes	—	(50,521)	34,536	(60)	—	(16,045)
Net (loss) income from continuing operations	—	(2,576)	51,805	141	331	49,701
(Loss) income from discontinued operations, net	—	(1,316)	544	—	(148)	(920)
Equity in income (loss) from operations of consolidated subsidiaries	48,577	52,469	—	—	(101,046)	—
Net income (loss)	48,577	48,577	52,349	141	(100,863)	48,781
Net loss attributable to noncontrolling interests	—	—	—	204	—	204
Net income (loss) attributable to LIN Media LLC	$48,577	$48,577	$52,349	$(63)	$(100,863)	$48,577

Condensed Consolidating Statement of Comprehensive Income
For the Year Ended December 31, 2011
(in thousands)

	LIN Media LLC	LIN Television Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	LIN Media LLC Consolidated
Net income (loss)	$48,577	$48,577	$52,349	$141	$(100,863)	$48,781
Pension net loss, net of tax of $(7,291)	(11,212)	(11,212)	—	—	11,212	(11,212)
Amortization of pension net loss, net of tax of $379	374	374	—	—	(374)	374
Comprehensive income (loss)	37,739	37,739	52,349	141	(90,025)	37,943
Comprehensive income attributable to noncontrolling interest	—	—	—	—	204	204
Comprehensive income (loss) attributable to LIN Media LLC	$37,739	$37,739	$52,349	$141	$(90,229)	$37,739

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2013
(in thousands)

	LIN Media LLC	LIN Television Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	LIN Media LLC Consolidated
OPERATING ACTIVITIES:
Net cash (used in) provided by operating activities, continuing operations	$(589)	$(1,986)	$50,612	$930	$—	$48,967
INVESTING ACTIVITIES:
Capital expenditures	—	(22,768)	(3,540)	(3,066)	—	(29,374)
Payments for business combinations, net of cash acquired	—	(10,082)	—	—	—	(10,082)
Proceeds from the sale of assets	—	66	20	—	—	86
Capital contribution to joint venture with NBCUniversal	—	—	(100,000)	—	—	(100,000)
Receipt of dividend	2,000	78,011	—	—	(80,011)	—
Advances on intercompany borrowings	(2,000)	(4,550)	—	—	6,550	—
Payments from intercompany borrowings	—	15,009	145,358	—	(160,367)	—
Net cash (used in) provided by investing activities, continuing operations	—	55,686	41,838	(3,066)	(233,828)	(139,370)
FINANCING ACTIVITIES:
Net proceeds on exercises of employee and director stock-based compensation	589	1,256	—	—	—	1,845
Tax benefit from exercises of share options	—	1,591	—	—	—	1,591
Proceeds from borrowings on long-term debt	—	139,000	—	—	—	139,000
Principal payments on long-term debt	—	(83,846)	—	(1,314)	—	(85,160)
Payment of long-term debt issue costs	—	(655)	—	—	—	(655)
Payment of dividend	—	(2,000)	(78,011)	—	80,011	—
Proceeds from intercompany borrowings	—	2,000	—	4,550	(6,550)	—
Payments on intercompany borrowings	—	(145,358)	(15,009)	—	160,367	—
Net cash provided by (used in) financing activities	589	(88,012)	(93,020)	3,236	233,828	56,621
Net (decrease) increase in cash and cash equivalents	—	(34,312)	(570)	1,100	—	(33,782)
Cash and cash equivalents at the beginning of the period	—	44,625	573	1,109	—	46,307
Cash and cash equivalents at the end of the period	$—	$10,313	$3	$2,209	$—	$12,525

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2012
(in thousands)

	LIN Media LLC	LIN Television Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	LIN Media LLC Consolidated
OPERATING ACTIVITIES:
Net cash provided by operating activities, continuing operations	$—	$142,255	$4,998	$2,159	$23	$149,435
Net cash used in operating activities, discontinued operations	—	(471)	(2,242)	—	(23)	(2,736)
Net cash provided by operating activities	—	141,784	2,756	2,159	—	146,699
INVESTING ACTIVITIES:
Capital expenditures	—	(20,158)	(5,709)	(2,363)	—	(28,230)
Change in restricted cash	—	255,159	—	—	—	255,159
Payments for business combinations, net of cash acquired	—	(352,162)	—	(6,333)	—	(358,495)
Proceeds from the sale of assets	—	30	49	—	—	79
Shortfall loan to joint venture with NBCUniversal	—	(2,292)	—	—	—	(2,292)
Advances on intercompany borrowings	—	(2,400)	—	—	2,400	—
Payments from intercompany borrowings	—	20,382	—	—	(20,382)	—
Net cash used in investing activities, continuing operations	—	(101,441)	(5,660)	(8,696)	(17,982)	(133,779)
Net cash provided by investing activities, discontinued operations	—	6,314	23,206	—	—	29,520
Net cash (used in) provided by investing activities	—	(95,127)	17,546	(8,696)	(17,982)	(104,259)
FINANCING ACTIVITIES:
Net proceeds on exercises of employee and director stock-based compensation	—	1,314	—	—	—	1,314
Proceeds from borrowings on long-term debt	—	322,000	—	6,333	—	328,333
Principal payments on long-term debt	—	(320,374)	—	(1,805)	—	(322,179)
Payment of long-term debt issue costs	—	(10,157)	—	(115)	—	(10,272)
Treasury stock purchased	—	(11,386)	—	—	—	(11,386)
Proceeds from intercompany borrowings	—	—	—	2,400	(2,400)	—
Payments on intercompany borrowings	—	—	(20,382)	—	20,382	—
Net cash (used in) provided by financing activities	—	(18,603)	(20,382)	6,813	17,982	(14,190)
Net increase (decrease) in cash and cash equivalents	—	28,054	(80)	276	—	28,250
Cash and cash equivalents at the beginning of the period	—	16,571	653	833	—	18,057
Cash and cash equivalents at the end of the period	$—	$44,625	$573	$1,109	$—	$46,307

Condensed Consolidating Statement of Cash Flows
For the Year Ended December 31, 2011
(in thousands)

	LIN Media LLC	LIN Television Corporation	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating/ Eliminating Adjustments	LIN Media LLC Consolidated
OPERATING ACTIVITIES:
Net cash provided by operating activities, continuing operations	$—	$52,012	$10,799	$103	$148	$63,062
Net cash (used in) provided by operating activities, discontinued operations	—	(1,180)	926	—	(148)	(402)
Net cash provided by operating activities	—	50,832	11,725	103	—	62,660
INVESTING ACTIVITIES:
Capital expenditures	—	(12,266)	(7,763)	(40)	—	(20,069)
Change in restricted cash	—	(255,159)	—	—	—	(255,159)
Payments for business combinations, net of cash acquired	—	(10,046)	—	1,013	—	(9,033)
Proceeds from the sale of assets	—	72	2	—	—	74
Payments on derivative instruments	—	(2,020)	—	—	—	(2,020)
Shortfall loan to joint venture with NBCUniversal	—	(2,483)	—	—	—	(2,483)
Other investments, net	—	(375)	—	—	—	(375)
Advances to consolidated subsidiaries	—	(400)	—	—	400	—
Payments from consolidated subsidiaries	—	3,750	—	—	(3,750)	—
Net cash (used in) provided by investing activities, continuing operations	—	(278,927)	(7,761)	973	(3,350)	(289,065)
Net cash used in investing activities, discontinued operations	—	(106)	(9)	—	—	(115)
Net cash (used in) provided by investing activities	—	(279,033)	(7,770)	973	(3,350)	(289,180)
FINANCING ACTIVITIES:
Net proceeds on exercises of employee and director stock-based compensation	—	841	—	—	—	841
Proceeds from borrowings on long-term debt	—	417,695	—	—	—	417,695
Principal payments on long-term debt	—	(174,573)	—	(643)	—	(175,216)
Payment of long-term debt issue costs	—	(7,662)	—	—	—	(7,662)
Treasury stock purchased	—	(2,729)	—	—	—	(2,729)
Proceeds from intercompany borrowings	—	—	—	400	(400)	—
Payments on intercompany borrowings	—	—	(3,750)	—	3,750	—
Net cash provided by (used in) financing activities, continuing operations	—	233,572	(3,750)	(243)	3,350	232,929
Net cash provided by (used in) financing activities	$—	$233,572	$(3,750)	$(243)	$3,350	$232,929
Net increase in cash and cash equivalents	—	5,371	205	833	—	6,409
Cash and cash equivalents at the beginning of the period	—	11,200	448	—	—	11,648
Cash and cash equivalents at the end of the period	—	16,571	653	833	—	18,057